Issued accounting pronouncements	6 Months Ended
Sep. 30, 2023
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In March 2020, the FASB issued ASU
No.2020-04,
“Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
No.2020-04”).
The ASU provides optional expedients and exceptions for contracts, hedging relationships, and other transactions affected by reference rate reform. In January 2021, the FASB issued ASU
No.2021-01,
“Reference Rate Reform (Topic 848)—Scope” (“ASU
No.2021-01”).
The ASU clarifies that certain optional expedients and exceptions for contract modifications and hedge accounting apply to derivatives that are affected by the transition. In December 2022, the FASB issued ASU
No.2022-06,
“Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848” (“ASU
No.2022-06”).
The ASU amends the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU
No.2020-04
is effective as of March 12, 2020 through December 31, 2024. ASU
No.2021-01
is effective as of January 7, 2021 through December 31, 2024. ASU
No.2022-06
is effective as of December 21, 2022 through December 31, 2024. The MHFG Group has elected the practical expedient for modifications of contracts. The practical expedient provides an election to account for certain contract amendments related to reference rate reform without the requirement to assess the significance of the modifications. The main reason for applying the practical expedient is to ease the administrative burden of accounting for contracts impacted by reference rate reform. This election has not had, and is expected to not have, a material impact on the Group’s consolidated results of operations or financial condition.
In March 2022, the FASB issued ASU
No.2022-02,
“Financial Instruments—Credit Losses (Topic 326)—Troubled Debt Restructurings and Vintage Disclosures” (“ASU
No.2022-02”).
The amendments in this update eliminate the accounting guidance for troubled debt restructurings (“TDR”s) by creditors in Subtopic
310-40,
Receivables—Troubled Debt Restructurings by Creditors, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. Specifically, rather than applying the recognition and measurement guidance for TDRs, an entity must apply the loan refinancing and restructuring guidance in paragraphs
310-20-35-9
through
35-11
to determine whether a modification results in a new loan or a continuation of an existing loan. The amendments in this update also require that an entity disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Topic 326. The MHFG Group adopted ASU
No.2022-02
on April 1, 2023. The adoption of ASU
No.2022-02
did not have a material impact on its consolidated results of operations or financial condition. The amendments related to disclosures are required to be applied prospectively beginning as of the date of adoption. See Note 4 “Loans” for new disclosures for periods beginning on and after April 1, 2023.